Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance (in Shares) at Dec. 31, 2020	24,883,024
Balance at Dec. 31, 2020		$ 164,264	$ (69,014)	$ 95,250
Founders earnout shares vested (in Shares)	570,212
Issuance of common shares upon vesting of RSUs (in Shares)	268,895
Exercise of warrants (in Shares)	122,639
Exercise of warrants		1,410		$ 1,410
Stock option exercise (in Shares)	40,942			158,882
Stock option exercise		10		$ 10
Share-based compensation expense		11,451		11,451
Beneficial conversion feature of Convertible Note		4,748		$ 4,748
Conversions of Convertible Note to common shares (in Shares)	720,085			720,085
Conversions of Convertible Note to common shares		6,047		$ 6,047
Reclassification and other		(420)		(420)
Net Loss			(45,726)	(45,726)
Balance (in Shares) at Dec. 31, 2021	26,605,797
Balance at Dec. 31, 2021		187,510	(114,740)	72,770
Issuance of common shares, gross		27,686		27,686
Issuance of common shares, gross (in Shares)	14,994,765
Issuance of common shares upon vesting of RSUs (in Shares)	377,527
Stock option exercise (in Shares)	151,694
Stock option exercise		22		22
Share-based compensation expense		2,343		2,343
Equity issuance costs		(1,361)		(1,361)
Beneficial conversion feature of Convertible Note		1,750		$ 1,750
Conversions of Convertible Note to common shares (in Shares)	1,507,000			1,507,000
Conversions of Convertible Note to common shares		3,363		$ 3,363
Net Loss			(66,165)	(66,165)
Balance (in Shares) at Dec. 31, 2022	43,636,783
Balance at Dec. 31, 2022		$ 221,313	$ (180,905)	$ 40,408